UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2005

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.):[ ] is a restatement.
                                      [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Green & Smith Investment Management L.L.C.
Address:    100 Summit Lake Drive
            Valhalla, NY 10595

Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Frederick W. Green
Title:      President
Phone:      914-741-5600

Signature, Place, and Date of Signing:

      /s/ Frederick W. Green         Valhalla, New York        11/02/05
      ----------------------         ------------------        --------
            [Signature]                 [City, State]           [Date]

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Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:


      Form 13F File Number           Name

      28-04764                       Westchester Capital Management, Inc.



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